S000097583 [Member] Investment Objectives and Goals - S000097583 [Member]	Dec. 02, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary of Columbia Core Plus Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Core Plus Bond ETF (the Fund) seeks total return, consisting of current income and capital appreciation.